UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.   Name and address of issuer:

     American Century Mutual Funds, Inc.
     4500 Main Street
     Kansas City, Missouri 64111

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ____

                        American Century Limited-Term Bond
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3.   Investment Company Act File Number:     811-0816

     Securities Act File Number:             2-14213

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4(a).Last day of fiscal year for which this Form is filed:

     December 3, 2001

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4(b).__X___  Check  box if this  Form is being  filed  late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

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4(c)._____  Check box if this is the last time the  issuer  will be filing  this
     Form.

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5.   Calculation of registration fee:

     (i)   Aggregate   sale   price   of
     securities  sold  during the fiscal
     year pursuant to section 24(f):                            $    1,731,377
                                                                ---------------
     (ii) Aggregate  price of securities
     redeemed or repurchased  during the
     fiscal year:                                     $17,653,652
                                                      ---------------
     (iii) Aggregate price of securities
     redeemed or repurchased  during any
     prior fiscal year ending no earlier
     than October 11, 1995 that were not
     previously     used    to    reduce
     registration  fees  payable  to the
     Commission:                                      $     N/A
                                                      ---------------
     (iv)  Total  available   redemption
     credits   [add   Items   5(ii)  and
     5(iii):                                                   -$17,653,652
                                                                ---------------
     (v) Net  sales  -- if Item  5(i) is
     greater  than Item 5(iv)  [subtract
     Item 5(iv) from Item 5(i)]:                                $-15,922,275
                                                                ---------------
     ------------------------------------------------------------
     (vi) Redemption  credits  available
     for use in future years                          $    (N/A)
     -- if Item  5(i) is less  than Item              ---------------
     5(iv)  [subtract  Item  5(iv)  from
     Item 5(i)]:
     ------------------------------------------------------------

     (vii)  Multiplier  for  determining
     registration  fee (See  Instruction
     C.9):                                                     x
                                                                ---------------
     (viii)    Registration    fee   due
     [multiply Item 5(v) by Item 5(vii)]
     (enter ""0"" if no fee is due):                             =$  0
                                                                ---------------
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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                               +$   N/A

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                               =$  0
                                                                ===============
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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:



     Method of Delivery:

         _____ Wire Transfer
         _____ Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/Maryanne Roepke
                                   Maryanne Roepke
                                   Senior Vice President


Date:  May 24, 2002

  *Please print the name and title of the signing officer below the signature.

SEC 2393 (9-97)